Report Of The Directors Financial Review Risk Report - Mainland China commercial real estate (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5,469)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 12,147	$ 16,763
ECL coverage %	17.00%	11.90%
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (2,059)	$ (1,991)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(10)	(11)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(198)	(607)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,851)	(1,373)
Wholesale | Commercial real estate loans and advances including loan commitments | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,510	3,763
Wholesale | Commercial real estate loans and advances including loan commitments | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3)	(5)
Wholesale | Commercial real estate loans and advances including loan commitments | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,978	2,154
Wholesale | Commercial real estate loans and advances including loan commitments | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6)	(9)
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,644	3,594
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(30)	(101)
Wholesale | Commercial real estate loans and advances including loan commitments | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,813	3,859
Wholesale | Commercial real estate loans and advances including loan commitments | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(169)	(503)
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,202	3,393
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,851)	(1,373)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,288	$ 9,378
ECL coverage %	28.50%	18.60%
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1,795)	$ (1,746)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	(1)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(69)	(477)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,726)	(1,268)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	781	1,425
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	604	697
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	679	1,269
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3)	(20)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,298	2,887
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(66)	(458)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,926	3,100
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,726)	(1,268)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,983	$ 6,507
ECL coverage %	5.00%	3.70%
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (247)	$ (241)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(10)	(9)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(112)	(127)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(125)	(105)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,723	2,118
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3)	(5)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	953	1,087
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5)	(8)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,704	2,248
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(27)	(81)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	327	779
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(87)	(42)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	276	275
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(125)	(105)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 876	$ 878
ECL coverage %	1.90%	0.50%
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (17)	$ (4)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	(1)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(17)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	220
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	421	370
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1)	(1)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	261	77
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	188	193
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(16)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	18
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,789	15,741
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,033	9,129
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,917	5,752
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	839	860
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	358	1,022
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	255	249
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	66	755
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 37	$ 18